Issuance of ordinary shares and warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Millions					12 Months Ended
	Aug. 14, 2013 USD ($) $ / shares shares	Aug. 14, 2013 CNY (¥) shares	Aug. 14, 2013 $ / shares shares	Aug. 13, 2013 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	May. 31, 2014 $ / shares	May. 31, 2014 CNY (¥)	Feb. 28, 2014 $ / shares	Feb. 28, 2014 CNY (¥)	Nov. 30, 2013 $ / shares	Nov. 30, 2013 CNY (¥)
Issuance of ordinary shares and warrants
Value of shares issued	$ 24	¥ 147,998					¥ 9
Par value (in dollars per share)								$ 0.0001		$ 0.0001
Proceeds from issuance of offering | ¥		¥ 128,529					128,529
Fair value of warrants | ¥									¥ 172,916
Fair value of warrants in excess of net proceeds of equity offering | ¥					¥ 44,396		¥ 44,396
Gain recognized based on a subsequent change in fair value of the warrants | ¥					¥ 39,593	¥ 74,014
Series A-1 Warrant
Issuance of ordinary shares and warrants
Exercisable period					3 months
Fair value of warrants | ¥																¥ 35,693
Series A-2 Warrant
Issuance of ordinary shares and warrants
Exercisable period					6 months
Fair value of warrants | ¥														¥ 2,797
Series A-3 Warrant
Issuance of ordinary shares and warrants
Exercisable period					9 months
Fair value of warrants | ¥												¥ 3,530
Series B Warrant
Issuance of ordinary shares and warrants
Exercisable period after the one-year anniversary					1 day
Expiration period					2 years
Ordinary shares.
Issuance of ordinary shares and warrants
Number of shares issued | shares	15,228,425	15,228,425	15,228,425
Par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares. | Series A-1 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									12,724,164
Initial exercise price (in dollars per share)								1.886
Ordinary shares. | Series A-2 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									12,724,164
Initial exercise price (in dollars per share)								1.886
Ordinary shares. | Series A-3 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									12,724,164
Initial exercise price (in dollars per share)								1.886
Ordinary shares. | Series B Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									50,896,656
Initial exercise price (in dollars per share)								2.18
ADS
Issuance of ordinary shares and warrants
Number of shares issued | shares	3,045,685	3,045,685	3,045,685
Issue price (in dollars per share)	$ 7.88		$ 7.88
Offering price as a percentage of volume-weighted average price of ADSs				94.00%
Share price (in dollars per share)				$ 8.383
ADS | Series A-1 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									2,544,833
Initial exercise price (in dollars per share)								9.43
Exercise price (in dollars per share)															$ 9.43
ADS | Series A-2 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									2,544,833
Initial exercise price (in dollars per share)								9.43
Exercise price (in dollars per share)													$ 9.43
ADS | Series A-3 Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									2,544,833
Initial exercise price (in dollars per share)								9.43
Exercise price (in dollars per share)											$ 9.43
ADS | Series B Warrant
Issuance of ordinary shares and warrants
Warrants issued (in shares) | shares									10,179,332
Initial exercise price (in dollars per share)								$ 10.90